Fair value of financial instruments (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of fair value measurement of assets [abstract]
Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy)
The following table shows the Barclays Bank Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

	Valuation technique using
	Quoted market prices	Observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As at 30.06.21	£m	£m	£m	£m
Trading portfolio assets	73,307	71,285	2,552	147,144
Financial assets at fair value through the income statement	1,089	186,032	4,007	191,128
Derivative financial instruments	11,643	240,830	3,656	256,129
Financial assets at fair value through other comprehensive income	14,495	35,646	43	50,184
Investment property	—	—	8	8
Total assets	100,534	533,793	10,266	644,593

Trading portfolio liabilities	(30,063)	(26,057)	(17)	(56,137)
Financial liabilities designated at fair value	(142)	(263,482)	(296)	(263,920)
Derivative financial instruments	(11,227)	(230,157)	(5,599)	(246,983)
Total liabilities	(41,432)	(519,696)	(5,912)	(567,040)

As at 31.12.20
Trading portfolio assets	60,619	65,182	1,863	127,664
Financial assets at fair value through the income statement	4,439	162,930	4,392	171,761
Derivative financial instruments	9,154	289,071	4,468	302,693
Financial assets at fair value through other comprehensive income	12,150	39,599	153	51,902
Investment property	—	—	10	10
Total assets	86,362	556,782	10,886	654,030

Trading portfolio liabilities	(23,331)	(22,780)	(28)	(46,139)
Financial liabilities designated at fair value	(159)	(249,126)	(341)	(249,626)
Derivative financial instruments	(8,762)	(285,579)	(6,239)	(300,580)
Total liabilities	(32,252)	(557,485)	(6,608)	(596,345)
The following table shows the Barclays Bank Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

	As at 30.06.21		As at 31.12.20
	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m
Interest rate derivatives	916	(1,269)	1,613	(1,615)
Foreign exchange derivatives	151	(129)	144	(143)
Credit derivatives	100	(364)	196	(351)
Equity derivatives	2,489	(3,837)	2,497	(4,112)
Commodity derivatives	—	—	18	(18)
Corporate debt	981	(38)	698	(3)
Reverse repurchase and repurchase agreements	—	(161)	—	(174)
Non-asset backed loans	3,467	—	3,093	—
Asset backed securities	562	—	767	(24)
Equity cash products	401	—	542	—
Private equity investments	98	—	84	—
Other[1]	1,101	(114)	1,234	(168)
Total	10,266	(5,912)	10,886	(6,608)
1Other includes commercial real estate loans, fund and fund-linked products, asset backed loans, issued debt, commercial paper, government sponsored debt and investment property.

Analysis of movements in Level 3 assets and liabilities
The following table summarises the movements in the balances of Level 3 assets and liabilities during the period. The table shows gains and losses and includes amounts for all financial assets and liabilities that are held at fair value transferred to and from Level 3 during the period. Transfers have been reflected as if they had taken place at the beginning of the period.
Asset and liability moves between Level 2 and Level 3 are primarily due to i) an increase or decrease in observable market activity related to an input or ii) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Level 3 movement analysis
		Purchases	Sales	Issues	Settle- ments	Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in OCI	Transfers		As at 30.06.21
	As at 01.01.21					Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	151	305	(87)	—	—	25	—	—	40	(11)	423
Non-asset backed loans	709	620	(131)	—	(84)	13	—	—	124	(106)	1,145
Asset backed securities	686	112	(294)	—	—	(10)	—	—	43	(48)	489
Equity cash products	214	13	(17)	—	—	32	—	—	29	(9)	262
Other	103	21	—	—	(51)	(1)	—	—	162	(1)	233
Trading portfolio assets	1,863	1,071	(529)	—	(135)	59	—	—	398	(175)	2,552

Non-asset backed loans	2,280	696	(299)	—	(388)	10	—	—	69	(47)	2,321
Equity cash products	320	166	(194)	—	—	(171)	18	—	—	—	139
Private equity investments	88	22	(7)	—	(7)	(1)	3	—	—	—	98
Other	1,704	2,296	(2,389)	—	(160)	(19)	1	—	16	—	1,449
Financial assets at fair value through the income statement	4,392	3,180	(2,889)	—	(555)	(181)	22	—	85	(47)	4,007

Non-asset backed loans	106	—	—	—	—	—	—	—	—	(106)	—
Asset backed securities	47	—	—	—	(5)	—	—	1	—	—	43
Financial assets at fair value through other comprehensive income	153	—	—	—	(5)	—	—	1	—	(106)	43

Investment property	10	—	(2)	—	—	—	—	—	—	—	8

Trading portfolio liabilities	(28)	(3)	14	—	—	(7)	—	—	—	7	(17)

Financial liabilities designated at fair value	(341)	—	—	—	98	7	—	—	(78)	18	(296)

Interest rate derivatives	(2)	9	—	—	33	(121)	4	—	21	(296)	(352)
Foreign exchange derivatives	1	—	—	—	58	(6)	—	—	3	(34)	22
Credit derivatives	(155)	(118)	2	—	(5)	12	(1)	—	1	(1)	(265)
Equity derivatives	(1,615)	(315)	(1)	—	(32)	(221)	—	—	28	808	(1,348)
Net derivative financial instruments[1]	(1,771)	(424)	1	—	54	(336)	3	—	53	477	(1,943)

Total	4,278	3,824	(3,405)	—	(543)	(458)	25	1	458	174	4,354
1Derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets were £3,656m and derivative financial liabilities were £5,599m.

Level 3 movement analysis
						Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in OCI	Transfers		As at 30.06.20
	As at 01.01.20	Purchases	Sales	Issues	Settle-ments	Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m		£m	£m	£m
Corporate debt	120	25	—	—	—	(26)	—	—	4	(17)	106
Non-asset backed loans	974	1,927	(740)	—	(4)	(111)	—	—	97	(320)	1,823
Asset backed securities	656	249	(224)	—	(76)	(12)	—	—	41	(11)	623
Equity cash products	392	2	(4)	—	—	(67)	—	—	28	(4)	347
Other	122	47	—	—	—	2	—	—	8	—	179
Trading portfolio assets	2,264	2,250	(968)	—	(80)	(214)	—	—	178	(352)	3,078

Non-asset backed loans	1,964	1,050	(270)	—	(112)	110	—	—	—	—	2,742
Equity cash products	835	14	—	—	—	(22)	(29)	—	—	—	798
Private equity investments	113	1	(2)	—	—	2	4	—	20	(12)	126
Other	1,250	1,865	(2,017)	—	(13)	(8)	55	—	24	—	1,156
Financial assets at fair value through the income statement	4,162	2,930	(2,289)	—	(125)	82	30	—	44	(12)	4,822

Non-asset backed loans	343	79	—	—	(157)	—	—	(3)	—	—	262
Asset backed securities	86	—	(1)	—	—	1	—	(1)	—	—	85
Financial assets at fair value through other comprehensive income	429	79	(1)	—	(157)	1	—	(4)	—	—	347

Investment property	13	—	(1)	—	—	—	(2)	—	2	(2)	10

Trading portfolio liabilities	—	—	—	—	—	—	—	—	—	—	—

Financial liabilities designated at fair value	(343)	—	—	(3)	—	(12)	(1)	—	(22)	26	(355)

Interest rate derivatives	(206)	17	—	—	10	268	1	—	300	(10)	380
Foreign exchange derivatives	(7)	—	—	—	(12)	89	—	—	5	(8)	67
Credit derivatives	198	(258)	11	—	(376)	151	1	—	2	8	(263)
Equity derivatives	(820)	(447)	(1)	—	17	(90)	—	—	(5)	(23)	(1,369)
Net derivative financial instruments[1]	(835)	(688)	10	—	(361)	418	2	—	302	(33)	(1,185)

Total	5,690	4,571	(3,249)	(3)	(723)	275	29	(4)	504	(373)	6,717
1Derivative financial instruments are presented on a net basis. On a gross basis, derivative financial assets were £7,747m and derivative financial liabilities were £8,932m.

Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end
Unrealised gains and losses on Level 3 financial assets and liabilities
The following table discloses the unrealised gains and losses recognised in the period arising on Level 3 financial assets and liabilities held at the period end.

	Half year ended 30.06.21				Half year ended 30.06.20
	Income statement		Other compre-hensive income	Total	Income statement		Other compre-hensive income	Total
	Trading income	Other income			Trading income	Other income
	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	35	—	—	35	(177)	—	—	(177)
Financial assets at fair value through the income statement	(67)	35	—	(32)	126	(24)	—	102
Financial assets at fair value through other comprehensive income	—	—	—	—	—	—	(2)	(2)
Investment properties	—	—	—	—	—	(2)	—	(2)
Trading portfolio liabilities	(6)	—	—	(6)	—	—	—	—
Financial liabilities designated at fair value	7	—	—	7	(16)	(1)	—	(17)
Net derivative financial instruments	(367)	—	—	(367)	248	—	—	248
Total	(398)	35	—	(363)	181	(27)	(2)	152

Sensitivity analysis of valuations using unobservable inputs

Sensitivity analysis of valuations using unobservable inputs
	As at 30.06.21				As at 31.12.20
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income Statement	Equity	Income statement	Equity	Income Statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	52	—	(83)	—	82	—	(123)	—
Foreign exchange derivatives	6	—	(10)	—	6	—	(11)	—
Credit derivatives	53	—	(44)	—	55	—	(44)	—
Equity derivatives	185	—	(193)	—	174	—	(179)	—
Commodity derivatives	2	—	(2)	—	2	—	(2)	—
Corporate debt	22	—	(16)	—	16	—	(14)	—
Non-asset backed loans	129	—	(172)	—	104	3	(190)	(3)
Equity cash products	122	—	(111)	—	158	—	(141)	—
Private equity investments	17	—	(18)	—	15	—	(15)	—
Other[1]	18	—	(18)	—	21	—	(21)	—
Total	606	—	(667)	—	633	3	(740)	(3)
1Other includes commercial real estate loans, fund and fund-linked products, asset backed loans, issued debt, commercial paper, government sponsored debt and investment property.

Fair value adjustments
Fair value adjustments
Key balance sheet valuation adjustments are quantified below:

	As at 30.06.21	As at 31.12.20
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(492)	(483)
Uncollateralised derivative funding	(80)	(115)
Derivative credit valuation adjustments	(210)	(268)
Derivative debit valuation adjustments	91	113

Comparison of carrying amounts and fair values for assets and liabilities not held at fair value
The following table summarises the fair value of financial assets and liabilities measured at amortised cost on the Barclays Bank Group’s balance sheet:

	As at 30.06.21		As at 31.12.20
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets	£m	£m	£m	£m
Loans and advances at amortised cost	133,815	134,228	134,267	134,537
Reverse repurchase agreements and other similar secured lending	3,048	3,048	8,981	8,981

Financial liabilities
Deposits at amortised cost	(249,732)	(249,757)	(244,696)	(244,738)
Repurchase agreements and other similar secured borrowing	(11,067)	(11,067)	(10,443)	(10,443)
Debt securities in issue	(42,931)	(42,925)	(29,423)	(29,486)
Subordinated liabilities	(29,045)	(30,515)	(32,005)	(33,356)